Goodwill and other intangibles (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Service [Member]
Amortization of intangible assets				$ 2,500		$ 3,500
Warrant [Member]
Amortization of intangible assets	$ 700	$ 800	$ 2,200		$ 3,300